February 24, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc.

File Nos. 2-92633 and 811-04087

Ladies and Gentlemen:

Our client, Manning & Napier Fund, Inc. (the “Fund”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 183 to the Fund’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made for the purpose of furnishing audited financial statements, as necessary, for the Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Target Income Series, Target 2015 Series, Target 2020 Series, Target 2025 Series, Target 2030 Series, Target 2035 Series, Target 2040 Series, Target 2045 Series, Target 2050 Series, Target 2055 Series, Target 2060 Series, Equity Series, Overseas Series, Disciplined Value Series, International Disciplined Value Series, and Quality Equity Series, each a series of the Fund (each, a “Series”), for the fiscal year ended October 31, 2016, and to make other non-material changes with respect to the Fund and each Series.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at 215.963.5598 with any questions or comments.

Very truly yours,

/s/ Sean Graber
Sean Graber

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001